UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number 811-21411

                     Eaton Vance Senior Floating-Rate Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                255 State Street,
                    Boston MA                                     02109
    ---------------------------------------------------------------------
    (Address of principal executive offices)                   (Zip code)

                              Alan R. Dynner, Esq.
                                255 State Street,
                                 Boston MA 02109
               --------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-482-8260

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2003 - 06/30/2004

ITEM 1. PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

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
Eaton Vance Senior Floating-Rate Trust                                                       0001258623
-------------------------------------------------------------------------------------------------------
ING PRIME RATE TRUST                                                          Agenda: 932165752
     CUSIP: 44977W106                         Meeting Type: Annual
    Ticker: PPR                               Meeting Date: 6/15/2004           ISIN:
                                                                                            For/Against
Proposal                                                             Type        Vote        Management
-------------------------------------------------------------------------------------------------------
01      PAUL S. DOHERTY                                               Mgmt          For           For
        J. MICHAEL EARLEY                                             Mgmt          For           For
        R. BARBARA GITENSTEIN                                         Mgmt          For           For
        THOMAS J. MCINERNEY                                           Mgmt          For           For
        DAVID W.C. PUTNAM                                             Mgmt          For           For
        BLAINE E. RIEKE                                               Mgmt          For           For
        JOHN G. TURNER                                                Mgmt          For           For
        ROGER B. VINCENT                                              Mgmt          For           For
        RICHARD A. WEDEMEYER                                          Mgmt          For           For

-------------------------------------------------------------------------------------------------------
VAN KAMPEN SENIOR INCOME TRUST                                                Agenda: 932182342
     CUSIP: 920961109                         Meeting Type: Annual
    Ticker: VVR                               Meeting Date: 6/23/2004           ISIN:
                                                                                            For/Against
Proposal                                                             Type        Vote        Management
-------------------------------------------------------------------------------------------------------
01      RICHARD F. POWERS, III                                        Mgmt          For           For

-------------------------------------------------------------------------------------------------------
VAN KAMPEN SENIOR INCOME TRUST                                                Agenda: 932100667
     CUSIP: 920961109                         Meeting Type: Special
    Ticker: VVR                               Meeting Date: 4/29/2004           ISIN:
                                                                                            For/Against
Proposal                                                             Type        Vote        Management
-------------------------------------------------------------------------------------------------------
01      TO AMEND THE FUND S FUNDAMENTAL                               Mgmt          For           For
        INVESTMENT RESTRICTION REGARDING THE
        FUND S USE OF FINANCIAL LEVERAGE.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                             (Registrant) Eaton Vance Senior Floating Rate Trust

                           By (Signature) /S/ Thomas E. Faust Jr.
                                          --------------------------------------

                           Name           Thomas E. Faust Jr.

                           Title          President

Date 08-31-2004